8 Loan Payable - Other	3 Months Ended
Sep. 30, 2012
Notes
8 Loan Payable - Other

8              LOAN PAYABLE – OTHER

Loan payable – other consist of loans from unrelated third-parties, bearing interest at an average rate of 17.89% per annum as of September 30, 2012 and June 30, 2012. Loans will mature as follows:

	September 30,	June 30,
	2012	2012
Within one year	114,304	$ 114,562
1 – 2 years	1,664,035	-
2 – 3 years	22,419	1,690,270
Total	1,800,758	1,804,832
Less current portion	(114,304)	(114,562)
	1,686,454	$ 1,690,270